BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 165,870	$ 345,518
Prepaid expense and other current assets	12,602	12,597
Due from Affiliate	0	61,458
Total current assets	178,472	419,573
Restricted cash equivalents held in Trust Account	23,374,786	22,440,000
Total assets	23,553,258	22,859,573
Current liabilities
Accounts payable and accrued expenses	40,000	68,958
Deferred legal fee	50,000	50,000
Deferred underwriting fee	182,638	181,253
Total liabilities	272,638	300,211
Ordinary shares subject to possible redemption (1,775,987 and 1,683,000 ordinary shares at December 31, 2011 and 2010, respectively, at a per-share redemption price of approximately $10.183 and $10.20, respectively)	18,084,646	17,166,600
Commitments
Shareholders’ equity
Preferred shares, no par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0
Ordinary shares, no par value, unlimited shares authorized; 2,869,375 and 2,832, 500 shares issued and outstanding at December 31, 2011 and 2010, respectively (including 1,775,987 and 1,683,000 ordinary shares subject to possible redemption at December 31, 2011 and 2010, respectively)	3,918,873	3,907,518
Additional paid-in capital	1,500,000	1,500,000
Deficit accumulated during development stage	(222,899)	(14,756)
Total shareholders’ equity	5,195,974	5,392,762
Total liabilities and shareholders’ equity	$ 23,553,258	$ 22,859,573